Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 43,384	$ 45,560
Restricted cash	13,450	3,769
Accounts receivable, net of allowance of $8,815 (December 31, 2015 - $7,182)	164,074	114,521
Income tax recoverable	2,581	9,628
Inventories (note 4)	29,712	16,155
Prepaid expenses and other current assets	25,853	21,749
Deferred income tax (note 12)	24,738	18,840
	303,792	230,222
Other receivables	3,796	3,833
Other assets	1,319	2,176
Fixed assets (note 5)	73,083	57,575
Deferred income tax (note 12)	1,693	6,553
Intangible assets (note 6)	121,115	79,478
Goodwill (note 7)	266,166	220,646
	467,172	370,261
	770,964	600,483
Current liabilities
Accounts payable	32,358	24,143
Accrued liabilities (note 4)	110,608	77,900
Income tax payable	5,117	1,553
Unearned revenues	28,872	18,474
Long-term debt - current (note 8)	1,043	4,041
Contingent acquisition consideration - current (note 15)	2,882	2,206
Deferred income tax (note 12)	1,942	1,782
	182,822	130,099
Long-term debt - non-current (note 8)	249,866	197,158
Contingent acquisition consideration (note 15)	7,560	1,110
Other liabilities	16,169	13,560
Deferred income tax (note 12)	31,167	13,971
	304,762	225,799
Redeemable non-controlling interests (note 9)	102,352	77,559
Shareholders' equity	181,028	167,026
	$ 770,964	$ 600,483